NUVEEN DIVIDEND VALUE FUND

NUVEEN LARGE CAP GROWTH OPPORTUNITIES FUND

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND

NUVEEN SMALL CAP GROWTH OPPORTUNITIES FUND

NUVEEN SMALL CAP VALUE FUND

SUPPLEMENT DATED AUGUST 8, 2017

TO THE PROSPECTUS DATED FEBRUARY 28, 2017

The following changes are effective immediately:

1.	The sections entitled “Fund Summaries—Nuveen Dividend Value Fund—Purchase and Sale of Fund Shares,” “Fund Summaries—Nuveen Large Cap Growth Opportunities Fund—Purchase and Sale of Fund Shares,” “Fund Summaries—Nuveen Mid Cap Growth Opportunities Fund—Purchase and Sale of Fund Shares,” “Fund Summaries—Nuveen Small Cap Growth Opportunities Fund—Purchase and Sale of Fund Shares” and “Fund Summaries—Nuveen Small Cap Value Fund—Purchase and Sale of Fund Shares” are deleted in their entirety and replaced with the following:

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the Fund either through a financial advisor or other financial intermediary or directly from the Fund. Class C and Class T shares may not be purchased directly from the Fund. In addition, the availability of Class A, Class C and Class T shares through a financial intermediary will depend on the policies of the intermediary. The Fund’s initial and subsequent investment minimums generally are as follows, although certain financial intermediaries may impose their own investment minimums and the Fund may reduce or waive the minimums in some cases:

	Class A, Class C and Class T	Class R3	Class R6	Class I
Eligibility and Minimum Initial Investment

$3,000 for all accounts except:

• $2,500 for Traditional/Roth IRA accounts.

• $2,000 for Coverdell Education Savings Accounts.

• $250 for accounts opened through fee-based programs. (Class T shares are not available through fee-based programs.)

• No minimum for retirement plans.

Available only through certain retirement plans. No minimum.

Available only to certain qualified retirement plans and other investors as described in the prospectus and through fee-based programs.

$1 million for all accounts except:

• $100,000 for clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or related services.

Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as described in the prospectus.

$100,000 for all accounts except:

• $250 for clients of financial intermediaries and family offices that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

	Class A, Class C and Class T	Class R3	Class R6	Class I
			• No minimum for certain qualified retirement plans and certain other categories of eligible investors as described in the prospectus.	• No minimum for eligible retirement plans and certain other categories of eligible investors as described in the prospectus.
Minimum Additional Investment	$100	No minimum.	No minimum.	No minimum.

2.	The section entitled “How You Can Buy and Sell Shares—What Share Classes We Offer—Class R6 Shares” is deleted in its entirety and replaced with the following:

Class R6 Shares

Eligible investors can purchase Class R6 shares at the offering price, which is the net asset value per share without any up-front sales charge. As Class R6 shares are not subject to sales charges or ongoing service or distribution fees, they have lower ongoing expenses than the other classes.

Class R6 shares are available to certain qualified retirement plans and other investors. There is no minimum initial investment for qualified retirement plans; however, the shares must be held through plan-level or omnibus accounts held on the books of a Fund. Class R6 shares are also available for purchase by clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or related services. Such clients may include individuals, corporations, endowments and foundations. The minimum initial investment for such clients is $100,000, but this minimum will be waived for clients of financial intermediaries that have accounts holding Class R6 shares with an aggregate value of at least $100,000. The Distributor may also waive the minimum for clients of financial intermediaries anticipated to reach this Class R6 share holdings level. All other eligible investors must meet a minimum initial investment of at least $1 million in a Fund. Such minimum investment requirement may be applied collectively to affiliated accounts, in the discretion of the Distributor. Class R6 shares may be purchased through financial intermediaries only if such intermediaries have entered into an agreement with the Distributor to offer Class R6 shares. Class R6 shares are only available in cases where neither the investor nor the intermediary will receive any commission payments, account servicing fees, record keeping fees, 12b-1 fees, sub-transfer agent fees, so called “finder’s fees,” administration fees or similar fees with respect to Class R6 shares. Provided they meet the minimum investment and other eligibility requirements, eligible investors include:

•	Qualified retirement plans;

•	Foundations and endowment funds;

•	Any state, county, or city, or its instrumentality, department, authority or agency;

•	457 plans, including 457(b) governmental entity plans and tax exempt plans;

•	Omnibus or other pooled accounts registered to insurance companies, trust companies, bank trust departments, registered investment advisor firms and family offices;

•	Investment companies, both affiliated and not affiliated with Nuveen Fund Advisors;

•	Corporations, including corporate non-qualified deferred compensation plans of such corporations;

•	Collective investment trusts;

•	Discretionary accounts managed by Nuveen Fund Advisors or its affiliates; and

•	529 savings plans held in plan-level omnibus accounts.

Class R6 shares are not available directly to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, or SIMPLE IRAs.

Nuveen Dividend Value Fund, Nuveen Large Cap Growth Opportunities Fund, Nuveen Mid Cap Growth Opportunities Fund, Nuveen Small Cap Growth Opportunities Fund and Nuveen Small Cap Value Fund issue Class R6 shares.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-FSTKP-0817P

NUVEEN DIVIDEND VALUE FUND

NUVEEN LARGE CAP GROWTH OPPORTUNITIES FUND

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND

NUVEEN SMALL CAP GROWTH OPPORTUNITIES FUND

NUVEEN SMALL CAP VALUE FUND

SUPPLEMENT DATED AUGUST 8, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2017

The second paragraph of the section entitled “Purchase and Redemption of Fund Shares—Class R6 Shares” is deleted and replaced with the following:

There is no minimum initial investment for qualified retirement plans; however, the shares must be held through plan-level or omnibus accounts held on the books of the Funds. Class R6 shares are also available for purchase by clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or related services. Such clients may include individuals, corporations, endowments and foundations. The minimum initial investment for such clients is $100,000, but this minimum will be waived for clients of financial intermediaries that have accounts holding Class R6 shares with an aggregate value of at least $100,000. The Distributor may also waive the minimum for clients of financial intermediaries anticipated to reach this Class R6 share holdings level. All other eligible investors must meet a minimum initial investment of at least $1 million in each Fund in which they invest. Such minimum investment requirement may be applied collectively to affiliated accounts, in the discretion of the Distributor. Class R6 shares may be purchased through financial intermediaries only if such intermediaries have entered into an agreement with the Distributor to offer Class R6 shares. Class R6 shares are only available in cases where neither the investor nor the intermediary will receive any commission payments, account servicing fees, record keeping fees, 12b-1 fees, sub-transfer agent fees, so called “finder’s fees,” administration fees or similar fees with respect to Class R6 shares. Class R6 shares are not available directly to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, or SIMPLE IRAs.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FSTKSAI-0817P